CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 13,903	$ 8,885
Restricted deposit	1	18
Trade receivables	16,711	5,501
Advances to suppliers	2,300	3,602
Other accounts receivable	14,481	689
Investments and financial instruments	3,129	0
Loans receivable	2,708	0
Biological assets	1,687	78
Inventories	29,391	8,370
Total current assets	84,311	27,143
NON-CURRENT ASSETS:
Property, plant and equipment, net	30,268	5,532
Investments	2,429	2,341
Derivative assets	14	0
Right-of-use assets, net	18,162	935
Deferred tax assets, net	16	769
Intangible assets, net	30,885	1,092
Goodwill	121,303	304
Total non-current assets	203,077	10,973
Total assets	287,388	38,116
CURRENT LIABILITIES:
Trade payables	13,989	2,605
Bank Loans	9,502	0
Other accounts payable and accrued expenses	20,143	3,497
Accrued purchase consideration liabilities	6,039	0
Current maturities of lease liabilities	1,554	167
Total current liabilities	51,227	6,269
NON-CURRENT LIABILITIES:
Warrants measured at fair value	6,022	16,540
Operating lease liabilities	17,820	823
Long-term loans	392	0
Employee benefit liabilities, net	391	371
Deferred tax liability	6,591	1,503
Total non-current liabilities	31,216	19,237
Total liabilities	82,443	25,506
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	237,677	37,040
Treasury Stock	(660)	0
Translation reserve	2,614	1,229
Reserve from share-based payment transactions	12,348	5,829
Accumulated deficit	(50,743)	(33,001)
Total equity attributable to shareholders of the Company	201,236	11,097
Non-controlling interests	3,709	1,513
Total equity	204,945	12,610
Total equity and liabilities	$ 287,388	$ 38,116